Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

January 7, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Global Asset Management Trust

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 176 to the registration statement for the Trust (the “Amendment”) relating to a new series of the Trust, the BrandywineGLOBAL-Global Opportunities Bond Fund (USD Hedged) (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering the Fund as a new series effective 75 days after filing.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger